Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,354,245,525	$ 212,510,674	¥ 1,009,079,084
Less: Accumulated depreciation	(436,314,189)	(68,467,217)	(353,833,524)
Net book value	917,931,336	144,043,457	655,245,560
Construction in progress	127,424,929	19,995,752	13,360,101
Property and equipment, net	1,045,356,265	164,039,209	668,605,661
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	626,908,935	98,375,692	544,298,466
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	630,691,571	98,969,270	384,266,061
Furniture, Fixture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	93,440,638	14,662,875	77,605,170
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 3,204,381	$ 502,837	¥ 2,909,387